S000038873 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%
Northern Trust Quality Dividend Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.11%	13.09%	12.25%
FlexShares Quality Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		16.65%	12.67%	11.73%
FlexShares Quality Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.07%	12.03%	10.92%
FlexShares Quality Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.07%	9.94%	9.42%

[1]	Reflects no deduction for fees, expenses or taxes.